Annual Fund Operating Expenses - Global X Funds - Global X S&P 500 Covered Call ETF - Global X S&P 500 Covered Call ETF Class	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%